LOANS, Allocation of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	$ 245	$ 248
Loans collectively evaluated for impairment	3,733	3,351
Total	3,978	3,599	$ 3,393
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	4,381	6,357
Loans collectively evaluated for impairment	388,900	342,322
Commercial Real Estate [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	17	0
Loans collectively evaluated for impairment	2,666	2,260
Total	2,683	2,260	1,607
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	2,456	3,623
Loans collectively evaluated for impairment	247,371	209,699
Commercial [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	111	144
Loans collectively evaluated for impairment	485	490
Total	596	634	1,171
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	624	766
Loans collectively evaluated for impairment	50,710	48,101
Residential Mortgage [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	117	103
Loans collectively evaluated for impairment	403	402
Total	520	505	427
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	1,294	1,861
Loans collectively evaluated for impairment	52,912	47,198
Consumer and Home Equity Lines [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	0	1
Loans collectively evaluated for impairment	179	199
Total	179	200	$ 188
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	7	107
Loans collectively evaluated for impairment	$ 37,907	$ 37,324